Expenses	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Expenses

9. Expenses

Expenses are detailed as follows:

	For the year ended December 31,
	2023	2022	2021
	(EUR thousand)
Selling and marketing expenses	24,978	26,086	20,448
Research and development expenses	35,672	34,387	29,616
General and administrative expenses	88,946	85,747	62,502
Total Expenses	149,596	146,220	112,566

Selling and marketing expenses are mainly related to personnel expenses for the sales organizations and to business development and events costs, travel expenses and other marketing strategic consultancies. They also include accruals of the provision for bad and doubtful debts for EUR 682 thousand (respectively EUR 759 thousand release in 2022 and EUR 933 thousand release in 2021). For the year ended December 31, 2022 the release for expected credit loss amounted to EUR (770) thousand while the write-off amounted to EUR 11 thousand. For the year ended December 31, 2021 the release for expected credit loss amounted to EUR (936) thousand and EUR 3 thousand as write-off.

Research and development expenses include costs for research and development activities to support the innovation of products and components.

General and administrative expenses consists mainly of personnel expenses for administrative functions, consultancies, directors compensation, insurance costs (such as D&O), IT expenses (such as licenses) and rental fees.